Net Income (loss) per share (Details Narrative) - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Stock Options and RSUs [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	1,249,330	558,101
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	444,982	444,982
Convertible notes shares	8,251,027